UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	1.30%
Communications	8.53%
Consumer, Cyclical	15.31%
Consumer, Non-cyclical	22.44%
Energy	5.51%
Financial	4.59%
Industrial	14.63%
Short Term Investments	13.85%
Technology	13.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,078.30	$5.61

Hypothetical (5% return before expenses)	$1,000.00	$1,019.33	$5.45

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value
COMMON STOCK
Basic Materials — 1.47%
32,544	Buckeye Technologies Inc	$927,179
20,199	HB Fuller Co	620,109

		1,547,288

Communications — 9.64%
199,978	8x8 Inc (a)(b)	839,908
59,009	Aruba Networks Inc (a)(b)	888,086
30,193	BroadSoft Inc (a)(b)	874,389
55,209	Calix Inc (a)	453,818
41,836	Cogent Communications Group Inc (a)	805,343
3,226	eLong Inc Sponsored ADR (a)	36,583
27,487	ExactTarget Inc (a)(b)	600,866
36,201	Finisar Corp (a)	541,567
7,465	InterDigital Inc (b)	220,292
28,711	Keynote Systems Inc	426,358
9,544	MakeMyTrip Ltd (a)	156,808
38,794	Netgear Inc (a)	1,338,781
16,335	OpenTable Inc (a)(b)	735,238
27,857	Procera Networks Inc (a)	677,204
30,193	Sourcefire Inc (a)	1,551,920

		10,147,161

Consumer, Cyclical — 17.31%
30,945	Alaska Air Group Inc (a)	1,110,925
22,986	Asbury Automotive Group Inc (a)	544,538
31,886	Ascena Retail Group Inc (a)	593,717
38,458	Body Central Corp (a)	346,122
12,056	Buffalo Wild Wings Inc (a)	1,044,532
54,273	Chico’s FAS Inc	805,411
55,802	Cooper Tire & Rubber Co	978,767
61,270	Crocs Inc (a)	989,511
18,281	DSW Inc Class A	994,486
13,887	Hibbett Sports Inc (a)	801,419
30,425	Life Time Fitness Inc (a)	1,415,067
25,046	Lithia Motors Inc Class A	577,310
47,245	Modine Manufacturing Co (a)	327,408
15,425	Nu Skin Enterprises Inc Class A (b)	723,433
101,170	Ruby Tuesday Inc (a)	688,968
31,695	Ryland Group Inc	810,758
42,309	Skullcandy Inc (a)(b)	598,672
64,090	Sonic Automotive Inc Class A (b)	876,110
38,688	Steven Madden Ltd (a)	1,228,344
31,439	Titan Machinery Inc (a)	954,802
29,919	Vera Bradley Inc (a)(b)	630,693
11,334	Warnaco Group Inc (a)	482,602
18,193	World Fuel Services Corp	691,880

		18,215,475

Consumer, Non-cyclical — 25.35%
25,792	ABIOMED Inc (a)(b)	588,573
36,644	Acacia Research Corp (a)	1,364,622
28,369	Acadia Healthcare Co Inc (a)	497,592
155,653	AVANIR Pharmaceuticals Inc Class A (a)(b)	610,160

Shares		Value
Consumer, Non-cyclical — (continued)
29,386	Cardtronics Inc (a)	$887,751
20,028	Corporate Executive Board Co	818,745
32,877	Cubist Pharmaceuticals Inc (a)	1,246,367
59,327	Endologix Inc (a)	916,009
47,329	Euronet Worldwide Inc (a)	810,272
52,125	H&E Equipment Services Inc (a)	783,439
18,045	Hain Celestial Group Inc (a)	993,197
31,937	HealthSouth Corp (a)	742,855
28,457	Heartland Payment Systems Inc	855,986
8,410	HeartWare International Inc (a)(b)	746,808
46,198	HMS Holdings Corp (a)	1,538,855
37,267	ICON PLC Sponsored ADR (a)	839,625
38,105	Impax Laboratories Inc (a)	772,388
22,764	Incyte Corp Ltd (a)(b)	516,743
48,266	Inter Parfums Inc	833,554
46,128	Kforce Inc (a)	620,883
40,081	Medicines Co (a)	919,458
27,784	Medicis Pharmaceutical Corp Class A	948,824
5,351	Medivation Inc (a)	489,081
11,748	Neogen Corp (a)	542,758
48,586	NPS Pharmaceuticals Inc (a)	418,325
28,002	NuVasive Inc (a)	710,131
8,088	Onyx Pharmaceuticals Inc (a)	537,448
19,647	Par Pharmaceutical Cos Inc (a)	710,043
24,276	Questcor Pharmaceuticals Inc (a)(b)	1,292,454
69,855	ServiceSource International Inc (a)(b)	967,492
29,188	Team Health Holdings Inc (a)	703,139
33,568	TrueBlue Inc (a)	519,633
11,493	United Natural Foods Inc (a)	630,506
11,046	Vivus Inc (a)(b)	315,253

		26,688,969

Energy — 6.22%
50,464	Basic Energy Services Inc (a)	520,788
75,999	Flotek Industries Inc (a)(b)	709,831
16,478	GeoResources Inc (a)	603,260
36,267	Gulfport Energy Corp (a)	748,188
18,413	Hornbeck Offshore Services Inc (a)	714,056
134,169	Kodiak Oil & Gas Corp (a)	1,101,527
18,026	Lufkin Industries Inc	979,172
31,374	Mitcham Industries Inc (a)	532,417
25,217	Stone Energy Corp (a)	638,999

		6,548,238

Financial — 5.19%
41,843	Cathay General Bancorp	690,828
35,826	Encore Capital Group Inc (a)	1,061,166
15,598	Portfolio Recovery Associates Inc (a)	1,423,473
33,254	Stifel Financial Corp (a)	1,027,549
19,152	World Acceptance Corp (a)	1,260,202

		5,463,218

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value
Industrial — 16.53%
56,520	AAR Corp	$761,890
21,998	Barnes Group Inc	534,331
20,583	EnPro Industries Inc (a)	769,187
28,579	Forward Air Corp	922,244
17,463	Haynes International Inc	889,565
59,147	Hexcel Corp (a)	1,525,401
42,401	Hub Group Inc Class A (a)	1,534,916
46,389	Knight Transportation Inc	741,760
67,033	MasTec Inc (a)	1,008,176
39,921	Mistras Group Inc (a)	1,049,124
46,170	MYR Group Inc (a)	787,660
16,669	Raven Industries Inc	1,159,996
18,969	Ryder System Inc	683,074
38,970	Terex Corp (a)	694,835
11,229	Triumph Group Inc	631,856
16,833	Universal Display Corp (a)(b)	604,978
6,650	Valmont Industries Inc	804,451
29,202	Woodward Inc	1,151,727
105,166	Zagg Inc (a)(b)	1,147,361

		17,402,532

Technology — 15.63%
40,303	Aspen Technology Inc (a)	933,014
32,104	Bottomline Technologies Inc (a)	579,477
20,203	Cavium Inc (a)	565,684
54,823	Cirrus Logic Inc (a)	1,638,111
12,063	CommVault Systems Inc (a)	597,963
7,919	Concur Technologies Inc (a)	539,284
24,878	Infoblox Inc (a)(b)	570,453
78,779	InnerWorkings Inc (a)(b)	1,065,880
28,768	Jive Software Inc (a)(b)	603,840
22,782	Medidata Solutions Inc (a)	744,288
18,118	NetSuite Inc (a)	992,323
24,089	Opnet Technologies Inc	640,526
22,012	PROS Holdings Inc (a)	370,242
50,652	QLIK Technologies Inc (a)	1,120,422
54,837	Semtech Corp (a)	1,333,636
17,244	SolarWinds Inc (a)	751,149
24,269	Stratasys Inc (a)(b)	1,202,529
27,043	Tangoe Inc (a)	576,286
18,296	Ultimate Software Group Inc (a)	1,630,540

		16,455,647

TOTAL COMMON STOCK — 97.34% (Cost $96,129,997)		$102,468,528

Principal Amount		Value
SECURITIES LENDING COLLATERAL
$ 3,999,475	Undivided interest of 8.60% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $3,999,475 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$3,999,475

2,474,163	Undivided interest of 9.34% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $2,474,163 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	2,474,163

3,999,475	Undivided interest of 8.48% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $3,999,475 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	3,999,475

3,999,475	Undivided interest of 8.81% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $3,999,475 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	3,999,475

TOTAL SECURITIES LENDING COLLATERAL — 13.75% (Cost $14,472,588)		$14,472,588

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value
SHORT TERM INVESTMENTS
$ 1,999,999	Federal Home Loan Bank 0.01%, 07/02/2012	$	1,999,999

TOTAL SHORT TERM INVESTMENTS — 1.90% (Cost $1,999,999)		$	1,999,999

TOTAL INVESTMENTS — 112.99% (Cost $112,602,584)	$118,941,115

OTHER ASSETS & LIABILITIES, NET — (12.99)%	$(13,673,341)

TOTAL NET ASSETS — 100.00%	$105,267,774

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at June 29, 2012.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Small-Cap Growth Portfolio

ASSETS:
Investments in securities, market value (including $14,116,272 of securities on loan)(a)	$118,941,115
Cash	1,237,021
Dividends receivable	10,442
Subscriptions receivable	22,890
Receivable for investments sold	1,089,230

Total Assets	121,300,698

LIABILITIES:
Payable to investment adviser	88,092
Payable upon return of securities loaned	14,472,588
Redemptions payable	407,793
Payable for investments purchased	1,064,451

Total Liabilities	16,032,924

NET ASSETS	$105,267,774

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$527,029
Paid-in capital in excess of par	100,708,626
Net unrealized appreciation on investments	6,338,531
Undistributed net investment loss	(275,970)
Accumulated net realized loss on investments	(2,030,442)

TOTAL NET ASSETS	$105,267,774

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	5,270,286

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$19.97

(a) Cost of investments	$112,602,584

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Small-Cap Growth Portfolio

INVESTMENT INCOME:
Interest	$350
Income from securities lending	152,597
Dividends	148,834

Total Income	301,781

EXPENSES:
Audit fees	10,493
Bank and custodian fees	5,078
Management fees	498,967
Investment administration fees	35,241
Other	29,198

Total Expenses	578,977

Less amount reimbursed by investment adviser	1,226

Net Expenses	577,751

NET INVESTMENT LOSS	(275,970)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,574,737
Change in net unrealized appreciation on investments	687,073

Net Realized and Unrealized Gain on Investments	8,261,810

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,985,840

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Small-Cap Growth Portfolio

OPERATIONS:
Net investment loss	$(275,970)	$(653,028)
Net realized gain on investments	7,574,737	17,023,512
Change in net unrealized appreciation (depreciation) on investments	687,073	(14,550,957)

Net Increase in Net Assets Resulting from Operations	7,985,840	1,819,527

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,502,210	26,454,284
Shares redeemed	(10,576,431)	(47,800,664)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,074,221)	(21,346,380)

Total Increase (Decrease) in Net Assets	3,911,619	(19,526,853)

NET ASSETS:
Beginning of period	101,356,155	120,883,008

End of period (a)	$105,267,774	$101,356,155

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	326,078	1,474,685
Shares redeemed	(528,592)	(2,490,244)

Net Decrease	(202,514)	(1,015,559)

(a) Including undistributed net investment loss	$(275,970)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
Maxim Small-Cap Growth Portfolio - Initial Class	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007

NET ASSET VALUE, BEGINNING OF PERIOD	$18.52		$18.63	$15.06	$11.40	$19.41	$17.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)		–	(0.00)	–	–	–
Net realized and unrealized gain (loss)	1.50		(0.11)	3.57	3.66	(8.01)	2.12

Total Income (Loss) From Investment Operations	1.45		(0.11)	3.57	3.66	(8.01)	2.12

NET ASSET VALUE, END OF PERIOD	$19.97		$18.52	$18.63	$15.06	$11.40	$19.41

TOTAL RETURN(a)	7.83%	(b)	(0.59%)	23.71%	32.11%	(41.27%)	12.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$105,268		$101,356	$120,883	$93,533	$65,225	$113,839
Ratio of expenses to average net assets
Before reimbursement	1.10%	(c)	1.11%	1.14%	1.18%	1.17%	1.12%
After reimbursement	1.10%	(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets
Before reimbursement	(0.53%)	(c)	(0.61%)	(0.65%)	(0.78%)	(0.65%)	(0.48%)
After reimbursement	(0.53%)	(c)	(0.60%)	(0.61%)	(0.70%)	(0.58%)	(0.46%)
Portfolio turnover rate	35%	(b)	91%	153%	126%	169%	135%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$101,435,512	$—	$—	$101,435,512
Foreign Common Stock	1,033,016	—	—	1,033,016
Securities Lending Collateral	—	14,472,588	—	14,472,588
Short Term Investments	—	1.999.999	—	1,999,999

Total Investments(a)	$102,468,528	$16,472,587	$0	$118,941,115

(a)  Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Life Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the Adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and the Fund have entered into a sub-advisory agreement with Silvant Capital Management, LLC. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $36,176,361 and $41,449,188, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $113,265,227. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,460,980 and gross depreciation of securities in which there was an excess of tax cost over value of $8,785,092 resulting in net appreciation of $5,675,888.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $14,116,272 and received collateral of $14,472,588 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Silvant Capital Management LLC (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. In this regard, the Board noted that, while the Portfolio underperformed its peer group for the three-, five- and ten-year annualized periods, it outperformed its peer group for the one-year annualized period. The Board considered the Portfolio’s improved short-term performance and determined that it was satisfied with investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category, to the extent applicable. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range of management fees paid by similar funds. However, the Board noted that the total annual operating expense ratio of the Portfolio was comparable to the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012